SUBSEQUENT EVENTS (Details Narrative) - Subsequent Event [Member]	Oct. 10, 2025 USD ($)	Dec. 13, 2025 CAD ($)	Nov. 17, 2025 USD ($)	Nov. 05, 2025 USD ($)	Oct. 20, 2025 USD ($)
Subsequent Event [Line Items]
Payment of monthly cooperation fee	$ 1,000,000
Percentage of share of annual profit	10.00%
Security deposit	$ 30,000,000
Amount of raising for equity financing for development and operations			$ 5,000,000	$ 1,000,000	$ 6,000,000
Repayment of the loan		$ 40,000,000